Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 17—Subsequent Events
The closing of the sale of the jackup rigs operated by the Company in Saudi Arabia, the
Noble Roger Lewis
,
Noble Scott Marks
,
Noble Joe Knight
, and
Noble Johnny Whitstine
, to ADES pursuant to the Purchase and Sale Agreement occurred in November 2021. For additional information, see “Note 7—Property and Equipment.”